NOTE 11 - INCOME TAXES (Details) - Schedule of Reconciliation of Income Tax Benefit (Parentheticals)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule of Reconciliation of Income Tax Benefit [Abstract]
Statutory rate	21.00%	34.00%	34.00%